Loans Receivable and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2017
Loans Receivable and Allowance for Loan Losses [Abstract]
Loans Receivable and Allowance for Loan Losses

NOTE 4 - LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Set forth below is selected data relating to the composition of the loan portfolio (in thousands):

	December 31, 2017		December 31, 2016
Real Estate:
Residential	$235,759	30.8%	$237,177	33.2%
Commercial	342,934	44.9	320,187	44.8
Construction	17,228	2.3	19,709	2.8
Commercial, financial and agricultural	97,461	12.7	85,508	12.0
Consumer loans to individuals	70,953	9.3	51,524	7.2
Total loans	764,335	100.0%	714,105	100.0%

Deferred fees, net	(243)		(216)
Total loans receivable	764,092		713,889
Allowance for loan losses	(7,634)		(6,463)
Net loans receivable	$756,458		$707,426

The following table presents the components of the purchase accounting adjustments related to the purchased credit-impaired loans acquired:

(In Thousands)	July 31, 2016

Contractually required principal and interest	$2,621
Non-accretable discount	(1,014)
Expected cash flows	1,607
Accretable discount	(239)
Estimated fair value	$1,368

Changes in the accretable yield for purchased credit-impaired loans were as follows for the twelve months ended December 31:

(In thousands)

	2017	2016	2015
Balance at beginning of period	$208	$-		$8
Additions	-	239		-
Accretion	(73)	(30)	(12)	(1)
Reclassification and other	(27)	(1)		(7)
Balance at end of period	$108	$208		$-

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30 (in thousands):

	December 31, 2017	December 31, 2016

Outstanding Balance	$1,444	$1,821
Carrying Amount	$1,174	$1,386

There were no material increases or decreases in the expected cash flows of these loans since the acquisition date. There has been no allowance for loan losses recorded for acquired loans with specific evidence of deterioration in credit quality.  As of December 31, 2017, for loans that were acquired prior to 2017 with or without specific evidence of deterioration in credit quality, adjustments to the allowance for loan losses have been accounted for through the allowance for loan loss adequacy calculation. For loans that were acquired in 2016 with or without specific evidence of deterioration in credit quality, there were no adjustments to the allowance for loan losses calculation.

The Company maintains a loan review system, which allows for a periodic review of our loan portfolio and the early identification of potential impaired loans.  The system takes into consideration, among other things, delinquency status, size of loans, type and market value of collateral and financial condition of the borrowers.  Specific loan loss allowances are established for identified losses based on a review of such information.  A loan evaluated for impairment is considered to be impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement.  All loans identified as impaired are evaluated independently.  The Company does not aggregate such loans for evaluation purposes.  Impairment is measured on a loan-by-loan basis for commercial and construction loans by the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral-dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not separately identify individual consumer and residential mortgage loans for impairment disclosures, unless such loans are part of a larger relationship that is impaired, or are classified as a troubled debt restructuring.

The following tables show the amount of loans in each category that were individually and collectively evaluated for impairment at the dates indicated:

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2017
Individually evaluated for impairment	$23	$1,224	$-	$-	$-	$1,247
Loans acquired with deteriorated credit quality	833	341	-	-	-	1,174
Collectively evaluated for impairment	234,903	341,369	17,228	97,461	70,953	761,914
Total Loans	$235,759	$342,934	$17,228	$97,461	$70,953	$764,335

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2016
Individually evaluated for impairment	$23	$2,601	$-	$-	$-	$2,624
Loans acquired with deteriorated credit quality	821	565	-	-	-	1,386
Collectively evaluated for impairment	236,333	317,021	19,709	85,508	51,524	710,095
Total Loans	$237,177	$320,187	$19,709	$85,508	$51,524	$714,105

The following table includes the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable.

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance
December 31, 2017	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$23	$28	$-
Commercial	1,224	1,496	-
Subtotal	1,247	1,524	-

Total:
Real Estate Loans
Residential	23	28	-
Commercial	1,224	1,496	-
Total Impaired Loans	$1,247	$1,524	$-

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance

December 31, 2016	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$23	$28	$-
Commercial	2,601	3,427	-
Subtotal	2,624	3,455	-

Total:
Real Estate Loans
Residential	23	28	-
Commercial	2,601	3,427	-
Total Impaired Loans	$2,624	$3,455	$-

The following information for impaired loans is presented for the years ended December 31, 2017, 2016 and 2015:

	Average Recorded	Average Recorded			Interest Income
		Investment			Recognized
	2017		2016	2015	2017	2016	2015
	(In thousands)
Total:
Real Estate Loans
Residential		$23	$25	$159	$-	$-	$4
Commercial		1,209	2,671	8,847	56	91	526
Commercial Loans		-	-	9	-	-	2
Total Loans		$1,232	$2,696	$9,015	$56	$91	$532

Troubled debt restructured loans are those loans whose terms have been renegotiated to provide a reduction or deferral of principal or interest as a result of financial difficulties experienced by the borrower, who could not obtain comparable terms from alternate financing sources.  As of December 31, 2017, troubled debt restructured loans totaled $1.1 million and resulted in specific reserves of $0.  During 2017, there were  no new loan relationships identified as troubled debt restructurings, while one loan identified as a troubled debt restructuring with a balance of $322,000 as of December 31, 2016 was paid in full during 2017.  During 2017, the Company recognized charge-offs totaling $55,000 on loans classified as troubled debt restructurings.

As of December 31, 2016, troubled debt restructured loans totaled $1.5 million and resulted in specific reserves of $0.  During 2016, there were no new loan relationships identified as troubled debt restructurings, while one loan with a balance of $5.0 million as of December 31, 2015 was transferred to Foreclosed Real Estate Owned during 2016 as a result of foreclosure on the property and one loan relationship with a balance of $82,000 as of December 31, 2015 was charged-off in 2016. During 2016, the Company recognized charge-offs totaling $2.6 million on loans classified as troubled debt restructurings.

Foreclosed assets acquired in settlement of loans are carried at fair value less estimated costs to sell and are included in foreclosed real estate owned on the Consolidated Balance Sheets.  As of December 31, 2017 and 2016, foreclosed real estate owned totaled $1,661,000 and $5,302,000, respectively.  As of December 31, 2017, included within foreclosed real estate owned is $34,000 of consumer residential mortgages that were foreclosed on or received via a deed in lieu transaction prior to the year end.  As of December 31, 2017, the Company has initiated formal foreclosure proceedings on 15 consumer residential mortgage loans with an outstanding balance of $1,166,000.

Management uses an eight point internal risk rating system to monitor the credit quality of the overall loan portfolio.  The first four categories are considered not criticized, and are aggregated as “Pass” rated.  The criticized rating categories utilized by management generally follow bank regulatory definitions.  The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt, and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  Loans greater than 90 days past due are considered Substandard unless full payment is expected.  Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as nonperformance, repossession, or death occurs to raise awareness of a possible credit event.  The Company’s Loan Review Department is responsible for the timely and accurate risk rating of the loans on an ongoing basis.  Every credit which must be approved by Loan Committee or the Board of Directors is assigned a risk rating at time of consideration.  Loan Review also annually reviews relationships of $1,500,000 and over to assign or re-affirm risk ratings. Loans in the Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following table presents the classes of the loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard, Doubtful and Loss within the internal risk rating system as of  December 31, 2017 and December 31, 2016 (in thousands):

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2017
Commercial real estate loans	$329,617	$9,680	$3,637	$-	$-	$342,934
Commercial	97,389	16	56	-	-	97,461
Total	$427,006	$9,696	$3,693	$-	$-	$440,395

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2016
Commercial real estate loans	$310,432	$5,432	$4,323	$-	$-	$320,187
Commercial	84,600	885	23	-	-	85,508
Total	$395,032	$6,317	$4,346	$-	$-	$405,695

For residential real estate loans, construction loans and consumer loans, the Company evaluates credit quality based on the performance of the individual credits. Nonperforming loans include loans that have been placed on nonaccrual status and loans remaining in accrual status on which the contractual payment of principal and interest has become 90 days past due.

The following table presents the recorded investment in the loan classes based on payment activity as of December 31, 2017 and December 31, 2016 (in thousands):

	Performing	Nonperforming	Total
December 31, 2017
Residential real estate loans	$233,966	$1,793	$235,759
Construction	17,228	-	17,228
Consumer loans to individuals	70,953	-	70,953
Total	$322,147	$1,793	$323,940

	Performing	Nonperforming	Total
December 31, 2016
Residential real estate loans	$235,829	$1,137	$237,177
Construction	19,681	28	19,709
Consumer loans to individuals	51,524	-	51,524
Total	$307,034	$1,165	$308,410

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of December 31, 2017 and December 31, 2016 (in thousands):

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2017
Real Estate loans
Residential	$233,291	$594	$81	$87	$1,706	$2,468	$235,759
Commercial	341,602	646	-	409	277	1,332	342,934
Construction	17,228	-	-	-	-	-	17,228
Commercial loans	97,424	10	27	-	-	37	97,461
Consumer loans	70,869	60	24	-	-	84	70,953
Total	$760,414	$1,310	$132	$496	$1,983	$3,921	$764,335

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2016
Real Estate loans
Residential	$234,790	$986	$264	$1	$1,136	$2,387	$237,177
Commercial	318,979	445	1	-	762	1,208	320,187
Construction	19,681	-	-	-	28	28	19,709
Commercial loans	85,355	143	10	-	-	153	85,508
Consumer loans	51,456	39	29	-	-	68	51,524
Total	$710,261	$1,613	$304	$1	$1,926	$3,844	$714,105

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2016	$1,092	$4,623	$78	$307	$363	$6,463
Charge Offs	(83)	(902)	(28)	-	(207)	(1,220)
Recoveries	6	159	-	-	26	191
Provision for loan losses	257	1,385	40	156	362	2,200
Ending balance, December 31, 2017	$1,272	$5,265	$90	$463	$544	$7,634
Ending balance individually evaluated for impairment	$-	$-	$-	$-	$-	$-
Ending balance collectively evaluated for impairment	$1,272	$5,265	$90	$463	$544	$7,634

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2015	$1,069	$5,506	$90	$397	$236	$7,298
Charge Offs	(123)	(2,711)	-	(15)	(102)	(2,951)
Recoveries	6	15	-	-	45	66
Provision for loan losses	140	1,813	(12)	(75)	184	2,050
Ending balance, December 31, 2016	$1,092	$4,623	$78	$307	$363	$6,463
Ending balance individually evaluated for impairment	$-	$3	$-	$-	$-	$3
Ending balance collectively evaluated for impairment	$1,092	$4,620	$78	$307	$363	$6,460

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2014	$1,323	$3,890	$222	$256	$184	$5,875
Charge Offs	(224)	(2,883)	-	-	(91)	(3,198)
Recoveries	20	-	-	-	21	41
Provision for loan losses	(50)	4,499	(132)	141	122	4,580
Ending balance, December 31, 2015	$1,069	$5,506	$90	$397	$236	$7,298
Ending balance individually evaluated for impairment	$-	$1,613	$-	$-	$-	$1,613
Ending balance collectively evaluated for impairment	$1,069	$3,893	$90	$397	$236	$5,685

The recorded investment in impaired loans, not requiring an allowance for loan losses was $1,247,000 (net of charge-offs against the allowance for loan losses of $277,000) and $2,624,000 (net of charge-offs against the allowance for loan losses of $831,000) at December 31, 2017 and 2016, respectively. The recorded investment in impaired loans requiring an allowance for loan losses was $0  at December 31, 2017 and 2016, respectively. The specific reserve related to impaired loans was $0 for 2017 and 2016. For the years ended December 31, 2017 and 2016, the average recorded investment in these impaired loans was $1,232,000, and $2,696,000, respectively, and the interest income recognized on these impaired loans was $56,000 and $91,000, respectively.

During the period ended December 31, 2017, the allowance for commercial real estate loans increased from $4,623,000 to $5,265,000.  This $642,000 increase in the required allowance was due primarily to a $22,747,000 increase in loan balances and an increase in the amount of reserve required for classified loans. This increase was partially offset by a reduction in the historical loss factor from 0.80% at December 31, 2016 to 0.74% on December 31, 2017.

During the period ended December 31, 2016, the allowance for commercial real estate loans decreased from $5,506,000 to $4,623,000.  This $883,000 decrease in the required allowance was due to a $1,610,000 decrease in the specific reserve component resulting from the transfer of an impaired loan with a specific reserve allowance of $1,596,000 at December 31, 2015 to foreclosed real estate during 2016.  This reduction was partially offset by a $419,000 increase in the allowance for commercial real estate loans due to an increase in the historical loss factor from 0.70% at December 31, 2015 to 0.80% on December 31, 2016.

 Interest income that would have been recorded on loans accounted for on a non-accrual basis under the original terms of the loans was $163,000,  $163,000 and $515,000 for 2017, 2016 and 2015, respectively.

As of December 31, 2017 and 2016, the Company considered its concentration of credit risk to be acceptable.  As of December 31, 2017, the highest concentrations are in commercial rentals and the hospitality lodging industry, with loans outstanding of $68.1 million, or 63.6% of bank capital, to commercial rentals, and $53.9 million, or 50.4% of bank capital to the hospitality and lodging industry.  Charge-offs on loans within these concentrations were $762,000,  $31,000 and $643,000 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company did not sell any residential mortgage loans in 2017.  Gross realized gains and gross realized losses on sales of residential mortgage loans were $54,000 and $0, respectively, in 2016 and $113,000 and $0, respectively, in 2015.  The proceeds from the sales of residential mortgage loans totaled $1.7 million and $4.4 million for the years ended December 31, 2016 and 2015, respectively.  As of December 31, 2017 and 2016, the outstanding value of loans serviced for others totaled $29.0 million and $35.5 million, respectively.